Property, plant and equipment - Summary of Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance	$ 1,272,091
Additions	275,107	$ 118,936
Balance	1,272,792	1,272,091
Cost
Statement Line Items [Line Items]
Balance	1,561,327	3,478,105
Additions	275,107	214,635
Disposal	(2,144)	(17,402)
Amount derecognized to loss of control of the Kumtor Mine		2,114,011
Impairment	145,903
Transfers	0	0
Balance	1,834,290	1,561,327
Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(289,236)	(1,792,038)
Charge for the year	127,887	148,164
Disposal	1,528	6,329
Impairment		(160,000)
Balance	(561,498)	(289,236)
Amount derecognized to loss of control of the Kumtor Mine
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine		(1,484,637)
Buildings, plant and equipment
Statement Line Items [Line Items]
Balance	835,475
Balance	732,848	835,475
Buildings, plant and equipment | Cost
Statement Line Items [Line Items]
Balance	1,061,812	2,040,417
Additions	11,279	14,098
Disposal	(2,144)	(17,402)
Amount derecognized to loss of control of the Kumtor Mine		1,036,550
Impairment	80,250
Transfers	65,196	61,249
Balance	1,136,143	1,061,812
Buildings, plant and equipment | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(226,337)	(1,149,194)
Charge for the year	98,236	114,634
Disposal	1,528	6,329
Impairment		(125,774)
Balance	(403,295)	(226,337)
Buildings, plant and equipment | Amount derecognized to loss of control of the Kumtor Mine
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine		(905,388)
Mining properties
Statement Line Items [Line Items]
Balance	354,898
Balance	494,571	354,898
Mining properties | Cost
Statement Line Items [Line Items]
Balance	382,645	550,892
Additions	205,518	17,819
Disposal	0	0
Amount derecognized to loss of control of the Kumtor Mine		186,066
Impairment	48,950
Transfers	3,284	0
Balance	591,447	382,645
Mining properties | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(27,747)	(197,703)
Charge for the year	20,179	20,250
Disposal	0	0
Impairment		(34,226)
Balance	(96,876)	(27,747)
Mining properties | Amount derecognized to loss of control of the Kumtor Mine
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine		(155,980)
Capitalized Stripping Costs
Statement Line Items [Line Items]
Balance	23,910
Balance	14,438	23,910
Capitalized Stripping Costs | Cost
Statement Line Items [Line Items]
Balance	59,062	783,996
Additions	0	67,075
Disposal	0	0
Amount derecognized to loss of control of the Kumtor Mine		792,009
Impairment	0
Transfers	0	0
Balance	59,062	59,062
Capitalized Stripping Costs | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	(35,152)	(445,141)
Charge for the year	9,472	13,280
Disposal	0	0
Impairment		0
Balance	(44,624)	(35,152)
Capitalized Stripping Costs | Amount derecognized to loss of control of the Kumtor Mine
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine		(423,269)
Construction in Progress
Statement Line Items [Line Items]
Balance	57,808
Balance	30,935	57,808
Construction in Progress | Cost
Statement Line Items [Line Items]
Balance	57,808	102,800
Additions	58,310	115,643
Disposal	0	0
Amount derecognized to loss of control of the Kumtor Mine		99,386
Impairment	16,703
Transfers	(68,480)	(61,249)
Balance	47,638	57,808
Construction in Progress | Accumulated depreciation and other charges
Statement Line Items [Line Items]
Balance	0	0
Charge for the year	0	0
Disposal	0	0
Impairment		0
Balance	(16,703)	0
Construction in Progress | Amount derecognized to loss of control of the Kumtor Mine
Statement Line Items [Line Items]
Amount derecognized to loss of control of the Kumtor Mine		$ 0
Tangible exploration and evaluation assets
Statement Line Items [Line Items]
Balance	$ 326,600